Segment, Product and Geographic Information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Significant Customer [Line Items]
Revenue, Net	$ 802,917	$ 691,789	$ 840,542
Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	265,442	243,409	278,664
Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	36,545	41,601	37,993
Customer A and its affiliates [Member] | Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	152,142	116,456	133,649
Customer A and its affiliates [Member] | Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	27,873	22,345	18,456
Customer B and its affiliates [Member] | Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	113,300	126,953	145,015
Customer B and its affiliates [Member] | Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	$ 8,672	$ 19,256	$ 19,537